INVESTMENTS Q	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
Net gain / (loss) on investments included in Gains / losses from operations in the Company’s condensed consolidated interim statements of operations consists of the following:
•Net realized gains / (losses) related to sales of investments were $(32.4) million and $120.6 million for the three and six months ended June 30, 2025, respectively, and $12.8 million and $(160.0) million for three and six months ended June 30, 2024, respectively.
•Net unrealized gains / (losses) related to investments were $227.8 million and $(58.4) million for the three and six months ended June 30, 2025, respectively, and $(114.3) million and $121.5 million for the three and six months ended June 30, 2024, respectively.
Accumulated net unrealized gains / (losses) related to investments held by the Company in the Company’s condensed consolidated interim statements of financial position were $567.7 million and $627.1 million as of June 30, 2025 and December 31, 2024, respectively.
Investments at Measurement Alternative
The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Impairment		Upward Adjustments
(in thousands)	Carrying Value	Period to date	Cumulative	Period to date	Cumulative
June 30, 2025	$75,689	$(3,494)	$(62,452)	$5,220	$68,413
December 31, 2024	$63,227	$(6,990)	$(59,608)	$2,214	$63,652